Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Compensation Expenses Recognized for Share-based Compensation Granted

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the Years Ended December 31,
	2023	2024	2025
	USD	USD	USD
Cost of revenues	—	548,762	27,932
Selling and marketing expenses	—	1,767,234	255,325
Research and development expenses	—	2,308,520	353,116
General and administrative expenses	7,456,800	2,406,330	20,305,851
Total	7,456,800	7,030,846	20,942,224

2023 Share Incentive Plan II
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		USD
Unvested as of December 31, 2023	—	—
Granted	4,299,891	2.04
Vested	(3,084,129)	2.04
Unvested as of December 31, 2024	1,215,762	2.04
Granted	4,387,992	1.26
Vested	(4,325,402)	1.36
Forfeited	(113,785)	2.04
Unvested as of December 31, 2025	1,164,567	1.62

2025 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2025 Plan:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		USD
Unvested as of December 31, 2024	—	—
Granted	11,129,973	1.33
Vested	(11,129,973)	1.33
Unvested as of December 31, 2025	—	—